SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended					9 Months Ended		12 Months Ended
	Feb. 09, 2023	Feb. 08, 2023	Oct. 31, 2023	Oct. 26, 2023	Sep. 18, 2023	Jul. 28, 2023	Mar. 24, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Converted common stock								271,833,333		466,848,487
Series A Preferred shares, issued							500,000
Series A Common shares, issued							500,000
Validly issued shares							1,000
Adjustable interest rate description	bearing interest at 6.0% per annum (12% default rate)							Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 7.44%		Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 4.4%
Common stock, authorized										4,500,000,000
Convertible promissory note								$ 508,553
Warrants to purchase common shares							4,658,318
Principal amount								151,530		$ 542,324
Promissory note								$ 139,931	$ 0
Advisory Services Agreement | Subsequent Event [Member]
Period of the agreement				360 days
Description of compensation				Compensation under the agreement is such that on or before October 15, 2023, the Company shall pay $12,500 in cash or in registered Stock (free trading and unrestricted common stock, registered on Form S-1 or S-8). Subsequently, thereafter on November 15, 2023 equal to $288,000 and on December 15, 2023 equal to $100,000 with the final payment equal to $100,000 due on or before January 15, 2024 (the “Due Date”) for a total payment equal to five hundred thousand dollars, in cash or in S-8 Stock, in the form at the discretion of the Company
Services payment				$ 500,000
Reserve common stock shares				325,000,000
Customary initiation fees				$ 16,000
Late fees for common shares not reserved				$ 20,000
TPT Global Tech, Inc. and Securities Purchase Agreement [Member]
Outstanding balances							85.00%
Interest rate					6.00%		6.00%
Convertible promissory note					$ 20,000,000		$ 500,000
Financing arrangements outstanding							500,000
Principal amount							$ 500,000
Average market per share					$ 5.00
TPT Global Tech, Inc. and Diagonal Lending LLC [Member]
Adjustable interest rate description		bears interest at 9%, 22% upon default			EBITDA of $13,000,000 for Tekmovil’s operations. TPT and Sellers further agreed that if, for the twelve (12) month period following Closing, the EBITDA calculation for the Surviving Corporation is less or more than $13,000,000, the aggregate amount of the $40,000,000 paid to Sellers shall be adjusted proportionally downward or upwards, as the case may be, by a maximum of 20% pro rata to the actual EBITDA increase or decrease. In the event the EBITDA calculation is less than $13,000,000, the Sellers shall refund such amount to TPT within 30 days following receipt of notice of the EBITDA calculation. In the event the EBITDA calculation is more than $13,000,000, TPT shall pay such amount to Buyers within 30 days
Interest rate		9.00%
Origional issue discount		$ 7,425
Convertible promissory note		$ 81,675
Discount Rate		9.00%
Converted Discount Rate		25.00%
Purchase price					$ 40,000,000
Accrued interest		$ 81,675
Common shares reserved		150,000,000
Geokall UK ltd [Member] | Subsequent Event [Member] | Convertible Preferred Stock Series E
Shares acquition for exchage of assets and liabilities			200,000
Preferred Stock Per shares price			$ 5.00
Working capital			$ 500,000
TPT Global Tech, Inc. and FirstFire Global Opportunities Fund [Member]
Adjustable interest rate description	bears interest at 10%, 20% upon default
Interest rate	10.00%
Origional issue discount	$ 30,000
Convertible promissory note	$ 330,000
Discount Rate	9.00%
Accrued interest	$ 330,000
Common shares reserved	350,000,000
Warrants to purchase common shares per Share	$ 0.0012
Total Services Revenues
Discount Rate	9.00%				60.00%
Intial Payment					$ 40,000,000
First Payment					20,000,000
Second Payment					$ 10,000,000
Average market per share					$ 5.00
Acquisition 1[Member]
Interest rate						25.00%
Common stock share value						$ 3,000,000
Purchase price					$ 40,000,000
Average market per share						$ 5.00
Promissory note						$ 6,000,000